Results for the year - Segment information - Net sales - Business segments and geographical areas (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net sales	kr 309,064	kr 290,403	kr 232,261
Total sales growth as reported (as a percent)	6.40%	25.00%	31.30%
Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	kr 289,456	kr 271,764	kr 215,098
Rare disease total
Disclosure of geographical areas [line items]
Net sales	19,608	18,639	17,163
Total GLP-1 | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	152,202	149,125	123,132
Ozempic | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	127,089	120,342	95,718
Rybelsus | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	22,093	23,301	18,750
Victoza | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	3,020	5,482	8,664
Total insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	53,137	55,373	48,022
Long-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	18,755	19,095	14,905
Awigli | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	410	19	0
Tresiba | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	12,049	9,905	7,752
Xultophy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	4,619	4,503	3,219
Levemir | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,677	4,668	3,934
Premix insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	10,315	10,789	9,574
Ryzodeg | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	5,382	4,929	3,730
NovoMix | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	4,933	5,860	5,844
Fast-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	18,583	18,522	15,949
Fiasp | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	2,818	1,869	2,173
NovoRapid | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	15,765	16,653	13,776
Human insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	5,484	6,967	7,594
Other Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,770	2,120	2,312
Total Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	207,109	206,618	173,466
Total Obesity care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	82,347	65,146	41,632
Wegovy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	79,106	58,206	31,343
Saxenda | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	3,241	6,940	10,289
Rare blood disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	11,955	12,138	11,776
Haemophilia A | Rare disease total
Disclosure of geographical areas [line items]
Net sales	2,414	2,454	2,422
Haemophilia B | Rare disease total
Disclosure of geographical areas [line items]
Net sales	1,412	1,306	1,061
NovoSeven | Rare disease total
Disclosure of geographical areas [line items]
Net sales	7,326	7,983	7,958
Rare endocrine disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	5,959	4,993	3,836
Other Rare disease | Rare disease total
Disclosure of geographical areas [line items]
Net sales	1,694	1,508	1,551
International Operations
Disclosure of geographical areas [line items]
Net sales	kr 135,898	kr 123,001	kr 104,727
Total sales growth as reported (as a percent)	10.50%	17.40%	13.50%
International Operations | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	kr 125,029	kr 112,831	kr 94,594
International Operations | Rare disease total
Disclosure of geographical areas [line items]
Net sales	10,869	10,170	10,133
International Operations | Total GLP-1 | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	54,431	52,430	45,449
International Operations | Ozempic | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	38,622	36,141	32,708
International Operations | Rybelsus | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	13,260	12,506	7,690
International Operations | Victoza | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	2,549	3,783	5,051
International Operations | Total insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	37,903	39,895	38,204
International Operations | Long-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	13,748	13,557	11,974
International Operations | Awigli | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	410	19	0
International Operations | Tresiba | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	7,343	7,099	6,419
International Operations | Xultophy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	4,324	4,222	2,894
International Operations | Levemir | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,671	2,217	2,661
International Operations | Premix insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	9,748	10,157	9,358
International Operations | Ryzodeg | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	5,382	4,929	3,730
International Operations | NovoMix | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	4,366	5,228	5,628
International Operations | Fast-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	10,338	10,749	10,684
International Operations | Fiasp | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,739	1,656	1,555
International Operations | NovoRapid | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	8,599	9,093	9,129
International Operations | Human insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	4,069	5,432	6,188
International Operations | Other Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,631	1,907	2,045
International Operations | Total Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	93,965	94,232	85,698
International Operations | Total Obesity care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	31,064	18,599	8,896
International Operations | Wegovy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	28,091	12,436	1,913
International Operations | Saxenda | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	2,973	6,163	6,983
International Operations | Rare blood disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	7,028	6,751	6,706
International Operations | Haemophilia A | Rare disease total
Disclosure of geographical areas [line items]
Net sales	2,015	1,917	1,954
International Operations | Haemophilia B | Rare disease total
Disclosure of geographical areas [line items]
Net sales	867	820	725
International Operations | NovoSeven | Rare disease total
Disclosure of geographical areas [line items]
Net sales	3,824	3,848	3,893
International Operations | Rare endocrine disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	2,481	2,071	2,079
International Operations | Other Rare disease | Rare disease total
Disclosure of geographical areas [line items]
Net sales	1,360	1,348	1,348
EUCAN
Disclosure of geographical areas [line items]
Net sales	kr 66,091	kr 57,547	kr 48,148
Total sales growth as reported (as a percent)	14.90%	19.50%	24.10%
EUCAN | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	kr 60,789	kr 52,393	kr 42,864
EUCAN | Rare disease total
Disclosure of geographical areas [line items]
Net sales	5,302	5,154	5,284
EUCAN | Total GLP-1 | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	30,533	27,771	23,944
EUCAN | Ozempic | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	22,774	19,819	17,917
EUCAN | Rybelsus | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	7,065	6,783	3,968
EUCAN | Victoza | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	694	1,169	2,059
EUCAN | Total insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	12,910	13,569	13,446
EUCAN | Long-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	6,252	6,699	6,237
EUCAN | Awigli | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	104	13	0
EUCAN | Tresiba | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	3,567	3,633	3,383
EUCAN | Xultophy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,864	2,068	1,712
EUCAN | Levemir | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	717	985	1,142
EUCAN | Premix insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	930	1,039	1,163
EUCAN | Ryzodeg | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	225	186	171
EUCAN | NovoMix | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	705	853	992
EUCAN | Fast-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	5,023	4,963	5,077
EUCAN | Fiasp | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,314	1,270	1,201
EUCAN | NovoRapid | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	3,709	3,693	3,876
EUCAN | Human insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	705	868	969
EUCAN | Other Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	519	552	551
EUCAN | Total Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	43,962	41,892	37,941
EUCAN | Total Obesity care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	16,827	10,501	4,923
EUCAN | Wegovy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	15,383	7,705	1,799
EUCAN | Saxenda | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,444	2,796	3,124
EUCAN | Rare blood disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	3,340	3,392	3,359
EUCAN | Haemophilia A | Rare disease total
Disclosure of geographical areas [line items]
Net sales	987	1,113	1,140
EUCAN | Haemophilia B | Rare disease total
Disclosure of geographical areas [line items]
Net sales	610	614	509
EUCAN | NovoSeven | Rare disease total
Disclosure of geographical areas [line items]
Net sales	1,651	1,613	1,661
EUCAN | Rare endocrine disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	1,002	817	981
EUCAN | Other Rare disease | Rare disease total
Disclosure of geographical areas [line items]
Net sales	960	945	944
Emerging Markets
Disclosure of geographical areas [line items]
Net sales	kr 30,436	kr 29,515	kr 24,784
Total sales growth as reported (as a percent)	3.10%	19.10%	8.00%
Emerging Markets | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	kr 27,691	kr 26,769	kr 22,586
Emerging Markets | Rare disease total
Disclosure of geographical areas [line items]
Net sales	2,745	2,746	2,198
Emerging Markets | Total GLP-1 | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	10,346	10,894	9,614
Emerging Markets | Ozempic | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	7,235	7,448	7,102
Emerging Markets | Rybelsus | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	2,061	2,182	1,375
Emerging Markets | Victoza | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,050	1,264	1,137
Emerging Markets | Total insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	9,746	10,726	10,013
Emerging Markets | Long-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	2,973	2,803	2,688
Emerging Markets | Awigli | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	0	0	0
Emerging Markets | Tresiba | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,980	1,642	1,332
Emerging Markets | Xultophy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	310	347	368
Emerging Markets | Levemir | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	683	814	988
Emerging Markets | Premix insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	2,049	2,067	1,795
Emerging Markets | Ryzodeg | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	877	627	499
Emerging Markets | NovoMix | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,172	1,440	1,296
Emerging Markets | Fast-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	2,894	3,111	2,772
Emerging Markets | Fiasp | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	210	192	201
Emerging Markets | NovoRapid | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	2,684	2,919	2,571
Emerging Markets | Human insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,830	2,745	2,758
Emerging Markets | Other Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	261	277	258
Emerging Markets | Total Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	20,353	21,897	19,885
Emerging Markets | Total Obesity care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	7,338	4,872	2,701
Emerging Markets | Wegovy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	6,100	2,677	114
Emerging Markets | Saxenda | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,238	2,195	2,587
Emerging Markets | Rare blood disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	1,946	2,040	2,027
Emerging Markets | Haemophilia A | Rare disease total
Disclosure of geographical areas [line items]
Net sales	410	348	371
Emerging Markets | Haemophilia B | Rare disease total
Disclosure of geographical areas [line items]
Net sales	83	38	44
Emerging Markets | NovoSeven | Rare disease total
Disclosure of geographical areas [line items]
Net sales	1,407	1,604	1,560
Emerging Markets | Rare endocrine disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	594	511	(22)
Emerging Markets | Other Rare disease | Rare disease total
Disclosure of geographical areas [line items]
Net sales	205	195	193
APAC
Disclosure of geographical areas [line items]
Net sales	kr 20,713	kr 17,438	kr 15,108
Total sales growth as reported (as a percent)	18.80%	15.40%	5.40%
APAC | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	kr 18,615	kr 15,581	kr 13,050
APAC | Rare disease total
Disclosure of geographical areas [line items]
Net sales	2,098	1,857	2,058
APAC | Total GLP-1 | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	6,932	6,517	5,683
APAC | Ozempic | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	3,214	3,112	2,868
APAC | Rybelsus | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	3,514	3,030	2,216
APAC | Victoza | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	204	375	599
APAC | Total insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	5,345	5,840	5,897
APAC | Long-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,317	1,359	1,400
APAC | Awigli | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	18	0	0
APAC | Tresiba | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	847	846	856
APAC | Xultophy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	358	393	405
APAC | Levemir | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	94	120	139
APAC | Premix insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	2,106	2,267	1,959
APAC | Ryzodeg | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,316	1,334	1,095
APAC | NovoMix | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	790	933	864
APAC | Fast-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,110	1,201	1,290
APAC | Fiasp | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	215	194	153
APAC | NovoRapid | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	895	1,007	1,137
APAC | Human insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	812	1,013	1,248
APAC | Other Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	263	296	344
APAC | Total Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	12,540	12,653	11,924
APAC | Total Obesity care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	6,075	2,928	1,126
APAC | Wegovy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	5,812	1,858	0
APAC | Saxenda | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	263	1,070	1,126
APAC | Rare blood disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	1,045	956	948
APAC | Haemophilia A | Rare disease total
Disclosure of geographical areas [line items]
Net sales	253	220	220
APAC | Haemophilia B | Rare disease total
Disclosure of geographical areas [line items]
Net sales	157	151	159
APAC | NovoSeven | Rare disease total
Disclosure of geographical areas [line items]
Net sales	451	521	536
APAC | Rare endocrine disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	863	702	904
APAC | Other Rare disease | Rare disease total
Disclosure of geographical areas [line items]
Net sales	190	199	206
Region China
Disclosure of geographical areas [line items]
Net sales	kr 18,658	kr 18,501	kr 16,687
Total sales growth as reported (as a percent)	0.80%	10.90%	2.90%
Region China | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	kr 17,934	kr 18,088	kr 16,094
Region China | Rare disease total
Disclosure of geographical areas [line items]
Net sales	724	413	593
Region China | Total GLP-1 | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	6,620	7,248	6,208
Region China | Ozempic | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	5,399	5,762	4,821
Region China | Rybelsus | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	620	511	131
Region China | Victoza | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	601	975	1,256
Region China | Total insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	9,902	9,760	8,848
Region China | Long-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	3,206	2,696	1,649
Region China | Awigli | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	288	6	0
Region China | Tresiba | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	949	978	848
Region China | Xultophy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,792	1,414	409
Region China | Levemir | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	177	298	392
Region China | Premix insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	4,663	4,784	4,441
Region China | Ryzodeg | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	2,964	2,782	1,965
Region China | NovoMix | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,699	2,002	2,476
Region China | Fast-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,311	1,474	1,545
Region China | Fiasp | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	0	0	0
Region China | NovoRapid | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,311	1,474	1,545
Region China | Human insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	722	806	1,213
Region China | Other Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	588	782	892
Region China | Total Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	17,110	17,790	15,948
Region China | Total Obesity care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	824	298	146
Region China | Wegovy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	796	196	0
Region China | Saxenda | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	28	102	146
Region China | Rare blood disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	697	363	372
Region China | Haemophilia A | Rare disease total
Disclosure of geographical areas [line items]
Net sales	365	236	223
Region China | Haemophilia B | Rare disease total
Disclosure of geographical areas [line items]
Net sales	17	17	13
Region China | NovoSeven | Rare disease total
Disclosure of geographical areas [line items]
Net sales	315	110	136
Region China | Rare endocrine disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	22	41	216
Region China | Other Rare disease | Rare disease total
Disclosure of geographical areas [line items]
Net sales	5	9	5
USA
Disclosure of geographical areas [line items]
Net sales	kr 173,166	kr 167,402	kr 127,534
Total sales growth as reported (as a percent)	3.40%	31.30%	50.60%
USA | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	kr 164,427	kr 158,933	kr 120,504
USA | Rare disease total
Disclosure of geographical areas [line items]
Net sales	8,739	8,469	7,030
USA | Total GLP-1 | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	97,771	96,695	77,683
USA | Ozempic | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	88,467	84,201	63,010
USA | Rybelsus | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	8,833	10,795	11,060
USA | Victoza | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	471	1,699	3,613
USA | Total insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	15,234	15,478	9,818
USA | Long-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	5,007	5,538	2,931
USA | Awigli | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	0	0	0
USA | Tresiba | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	4,706	2,806	1,333
USA | Xultophy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	295	281	325
USA | Levemir | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	6	2,451	1,273
USA | Premix insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	567	632	216
USA | Ryzodeg | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	0	0	0
USA | NovoMix | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	567	632	216
USA | Fast-acting insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	8,245	7,773	5,265
USA | Fiasp | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,079	213	618
USA | NovoRapid | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	7,166	7,560	4,647
USA | Human insulin | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	1,415	1,535	1,406
USA | Other Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	139	213	267
USA | Total Diabetes care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	113,144	112,386	87,768
USA | Total Obesity care | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	51,283	46,547	32,736
USA | Wegovy | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	51,015	45,770	29,430
USA | Saxenda | Obesity and Diabetes care total
Disclosure of geographical areas [line items]
Net sales	268	777	3,306
USA | Rare blood disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	4,927	5,387	5,070
USA | Haemophilia A | Rare disease total
Disclosure of geographical areas [line items]
Net sales	399	537	468
USA | Haemophilia B | Rare disease total
Disclosure of geographical areas [line items]
Net sales	545	486	336
USA | NovoSeven | Rare disease total
Disclosure of geographical areas [line items]
Net sales	3,502	4,135	4,065
USA | Rare endocrine disorders | Rare disease total
Disclosure of geographical areas [line items]
Net sales	3,478	2,922	1,757
USA | Other Rare disease | Rare disease total
Disclosure of geographical areas [line items]
Net sales	kr 334	kr 160	kr 203